UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21584

Victory Institutional Funds
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		866-689-6999

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments.

Victory Institutional Funds	Schedule of Portfolio Investments
Victory Institutional Diversified Stock Fund	July 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.4%)
Consumer Discretionary (16.5%):
Amazon.com, Inc.(a)	1,220	$1,205
Big Lots, Inc.	21,340	1,060
Comcast Corp., Class A	50,125	2,028
D.R. Horton, Inc.	38,570	1,377
LCI Industries	9,600	1,024
Lear Corp.	4,290	636
Lowe’s Co., Inc.	18,255	1,413
Magna International, Inc., ADR	14,275	681
PulteGroup, Inc.	56,070	1,369
Royal Caribbean Cruises Ltd.	11,365	1,285
The Children’s Place, Inc.	8,550	903
The Home Depot, Inc.	5,895	882
Thor Industries, Inc.	12,065	1,271
		15,134
Consumer Staples (3.8%):
Altria Group, Inc.	12,475	811
Costco Wholesale Corp.	4,120	653
The Coca-Cola Co.	19,750	905
Wal-Mart Stores, Inc.	14,325	1,146
		3,515
Electronic Equipment, Instruments & Components (3.2%):
Sanmina Corp.(a)	13,790	494
SYNNEX Corp.	10,285	1,223
Tech Data Corp.(a)	12,365	1,267
		2,984
Energy (3.7%):
Diamondback Energy, Inc.(a)	6,200	594
EOG Resources, Inc.	6,780	645
Exxon Mobil Corp.	13,405	1,074
Schlumberger Ltd.	8,465	581
Valero Energy Corp.	8,010	552
		3,446
Financials (20.6%):
Ameriprise Financial, Inc.	9,745	1,412
Bank of America Corp.	45,615	1,100
Berkshire Hathaway, Inc., Class B(a)	11,345	1,985
Citizens Financial Group, Inc.	36,390	1,277
Credit Acceptance Corp.(a)(b)	1,935	482
Essent Group Ltd.(a)	28,485	1,094
JPMorgan Chase & Co.	20,250	1,859
Morgan Stanley	19,605	919
Northern Trust Corp.	10,145	888
Primerica, Inc.	14,005	1,135
Raymond James Financial, Inc.	16,915	1,407
The Bank of New York Mellon Corp.	30,465	1,616
Wells Fargo & Co.	17,460	942
Western Alliance BanCorp(a)	26,905	1,355
Zions BanCorp	31,465	1,426
		18,897
Health Care (11.2%):
Allergan PLC	3,845	970
Baxter International, Inc.	15,635	946
Celgene Corp.(a)	14,150	1,916
Centene Corp.(a)	15,705	1,247
Gilead Sciences, Inc.	13,655	1,039
ICON PLC(a)	11,195	1,175
Medtronic PLC	10,735	901
UnitedHealth Group, Inc.	10,890	2,089
		10,283

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (8.0%):
Alaska Air Group, Inc.	15,015	$1,279
Deere & Co.	5,915	759
FedEx Corp.	7,340	1,527
Masco Corp.	35,005	1,335
Patrick Industries, Inc.(a)	12,525	953
SkyWest, Inc.	11,250	411
Universal Forest Products, Inc.	12,525	1,050
		7,314
Internet Software & Services (10.1%):
Alphabet, Inc., Class C(a)	4,113	3,826
Facebook, Inc., Class A(a)	15,195	2,572
NetEase, Inc., ADR	4,425	1,377
Weibo Corp., ADR(a)	6,155	474
YY, Inc., ADR(a)	15,145	1,083
		9,332
IT Services (2.4%):
PayPal Holdings, Inc.(a)	15,015	879
Visa, Inc., Class A	13,160	1,310
		2,189
Materials (3.0%):
Avery Dennison Corp.	15,130	1,406
Praxair, Inc.	10,115	1,317
		2,723
Real Estate (1.3%):
American Tower Corp.	8,680	1,183

Semiconductors & Semiconductor Equipment (6.1%):
Applied Materials, Inc.	14,310	634
Broadcom Ltd.	2,645	652
Lam Research Corp.	4,190	668
MKS Instruments, Inc.	7,815	654
Skyworks Solutions, Inc.	11,965	1,256
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	17,310	622
Texas Instruments, Inc.	13,765	1,120
		5,606
Software (3.7%):
Microsoft Corp.	46,665	3,393

Technology Hardware, Storage & Peripherals (3.8%):
Apple, Inc.	23,545	3,502
Total Common Stocks (Cost $78,825)		89,501

Exchange-Traded Funds (1.0%)
SPDR S&P 500 ETF Trust	3,750	925
Total Exchange-Traded Funds (Cost $928)		925

Collateral for Securities Loaned (0.3%)
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.91%(c)	253,830	254

See notes to schedules of investments.

Security Description	Shares	Value
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.84%(c)	45,128	$45
Total Collateral for Securities Loaned (Cost $299)		299
Total Investments (Cost $80,052) — 98.7%		90,725
Other assets in excess of liabilities — 1.3%		1,175
NET ASSETS - 100.00%		$91,900

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on July 31, 2017.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Institutional Funds	Notes to Schedules of Portfolio Investments
July 31, 2017
(Unaudited)

1. Federal Tax Information:

As of July 31, 2017, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) were as follows (in thousands):

Cost of			Net
Investments	Gross	Gross	Unrealized
for Federal	Unrealized	Unrealized	Appreciation
Tax Purposes	Appreciation	Depreciation	(Depreciation)
$239,366	$11,370	$(160,011)	$(148,641)

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Institutional Funds (the “Trust”) in the preparation of its Schedule of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedule of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedule of Portfolio Investments. Actual results could differ from those estimates. The Trust currently offers shares of one fund, the Institutional Diversified Stock Fund (the “Fund”). The Fund seeks to provide long-term growth of capital by pursuing a blended active core equity investment strategy.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the

Victory Institutional Funds	Notes to Schedules of Portfolio Investments - continued
July 31, 2017
(Unaudited)

exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended July 31, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of July 31, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is included in the Schedule of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices	Total
	Investments in Securities	Investments in Securities
Investment
Common Stocks	$89,501	$89,501
Exchange-Traded Funds	925	925
Collateral for Securities Loaned	299	299

Total	$90,725	$90,725

There were no transfers between Level 1 and Level 2 as of July 31, 2017.

Victory Institutional Funds	Notes to Schedules of Portfolio Investments - continued
July 31, 2017
(Unaudited)

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank N.A (“Citibank” or the “Agent”). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund’s

Victory Institutional Funds	Notes to Schedules of Portfolio Investments - continued
July 31, 2017
(Unaudited)

Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund’s securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of July 31, 2017:

Gross Amount of Recognized Assets (Value of Securities on Loan) (000)	Value of Cash Collateral Received (000)	Net Amount (000)
$293	$299	$6

Investment Company Modernization:

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Funds’ financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

3. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Victory Institutional Funds	Notes to Schedules of Portfolio Investments - continued
July 31, 2017
(Unaudited)

An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund’s shares.  An investment in the Fund’s shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund’s distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Institutional Funds

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	September 25, 2017

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 25, 2017